Investment Strategy - M3Sixty Onchain U.S. Government Money Market Fund	Sep. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

The Fund invests at least 99.5% of its total assets in Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States under authority granted by the U.S. Congress; or any certificate of deposit for any of the preceding. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks, and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to operate as a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). The Fund will give shareholders at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost valuation method to seek to maintain a stable $1.00 share price and does not intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future after providing prior notice to shareholders.

The Fund invests in:

●	U.S. government securities, which may include fixed, floating, and variable rate securities.

●	Repurchase agreements, which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed-upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

The Fund only buys securities that at the time of acquisition are “eligible securities,” as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation). The Fund invests only in U.S. dollar-denominated securities.

The Fund does not invest in any crypto or digital assets.

Use of Blockchain. CERES Coin TA, LLC (“CERES”), the Fund’s sub-transfer agent, maintains the record of share ownership via a patent-protected proprietary blockchain-integrated system that utilizes features of traditional book-entry form together with a private, permissioned access layer built on a public, permissionless blockchain network (the Solana network). Blockchain technology for mutual funds is relatively new and still evolving. CERES will reconcile these records with the official record of share ownership maintained by M3Sixty Administration, LLC (“M3Sixty”), the Fund’s transfer agent. Like traditional fund recordkeeping systems, all Fund and shareholder records in this blockchain-integrated system are under the complete control of the transfer agent. The Fund’s investment manager and transfer agent expect that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the transfer agency services. The shares are not currently traded on any exchanges.

The Fund’s shares are not tokenized. Shares of the Fund are traditional, uncertificated book-entry equity securities of a registered investment company, and they are not digital assets, crypto assets, stablecoins, or any other form of token. The transfer agent issues the shares and maintains the sole official record of ownership; the sub-transfer agent’s blockchain-integrated system records corresponding share-ownership data on a secondary, non-authoritative layer, which is reconciled daily with that official record. The use of blockchain-based recordkeeping does not affect shareholders' rights in any respect. Shareholders of the Fund have the same voting rights, redemption rights, rights to dividends and distributions, rights to receive shareholder reports and other information, and protections under the Investment Company Act of 1940 and the Trust’s Declaration of Trust as shareholders of a mutual fund that does not use blockchain-based recordkeeping. In the event of any conflict between the sub-transfer agent’s blockchain records and the transfer agent’s official record, the transfer agent’s official record is determinative.

The Fund uses the Solana network as the only public blockchain for recording Fund share ownership. Solana is a high-performance public blockchain utilizing a Proof of History combined with Proof of Stake consensus mechanism, enabling fast transaction processing and low transaction costs. The Fund issues traditional, uncertificated book-entry shares of a registered investment company. The sub-transfer agent’s implementation on the Solana network is a secondary, non-authoritative records corresponding share-ownership data using the Solana Program Library (“SPL”) token standard and reconciles it with M3Sixty’s official record.

Generally, a blockchain is an immutable transaction ledger maintained within a distributed network of peer nodes. The immutability of the blockchain means that once an entry is accepted onto the ledger, it cannot be deleted or changed. Although the blockchain is an integral part of the Fund’s operations, the transfer agent is responsible for the accuracy of share ownership; a person holding shares due to errors or unauthorized transactions on the blockchain will have no legal claim to such shares.

These nodes each keep a copy of the ledger by applying transactions validated by a consensus protocol, grouped into blocks that include a hash that binds each block to the preceding block. Many blockchains, such as Bitcoin, Ethereum, and Solana, are classified as permissionless public blockchain technology because they are public networks open to anyone, where participants interact anonymously. However, many enterprise use cases require performance characteristics that permissionless blockchain technologies cannot deliver currently. In addition, it is hard to identify the participants in a public but anonymous blockchain. Since such identity is necessary for financial transactions where Know-Your-Customer (“KYC”) and Anti-Money Laundering (“AML”) regulations must be followed, the sub-transfer agent uses a private, permissioned access layer, implemented through whitelisted wallets and freeze-authority controls at the SPL token program level, built on a public, permissionless blockchain network (the Solana network).

The sub-transfer agent’s blockchain-integrated system is distinguishable from distributed ledgers/blockchains that lack access controls and other restrictions on which permissionless tokens are issued and transferred. Permissionless tokens include, for example, the native digital asset of distributed blockchains that are: (1) issued in a decentralized manner under no one entity’s control; and (2) unconstrained in accessibility and movement.

The Fund’s blockchain-integrated recordkeeping system is a private, permissioned system created by the sub-transfer agent on the Solana public blockchain network using SPL token technology to incorporate a whitelist of permissioned wallets into the token configuration alongside various administrative control functions, including freeze authority. Unlike permissionless tokens, the corresponding share-ownership records maintained by the sub-transfer agent’s blockchain-integrated system are under the unilateral control of the sub-transfer agent. The sub-transfer agent is responsible for maintaining the accuracy of those share-ownership records and can correct errors and unauthorized entries in, and restrict updates to, those records.

All fees associated with the use of public blockchain networks, including transaction fees denominated in the native digital assets of such networks (e.g., SOL on the Solana network), will be the responsibility of CERES or its affiliates. Fund investors will not be required to purchase any native digital assets of any public blockchain network. The sub-transfer agent or its affiliates also bear all fees of the third-party technology provider that develops and maintains the custom on-chain program through which the sub-transfer agent enforces its whitelist and related controls. No fee is payable by the Fund or its shareholders for use of the SPL Token Program or the Token-2022 program.

The sub-transfer agent has implemented freeze authority and transfer restriction controls at the SPL token program level. These controls allow the sub-transfer agent to: (i) whitelist approved wallet addresses for which corresponding share-ownership data may be recorded on the shadow recordkeeping layer; (ii) freeze individual wallet accounts in the event of suspected unauthorized activity, regulatory requirement, or error correction; and (iii) correct and update the corresponding share-ownership data recorded on the shadow recordkeeping layer in connection with error corrections, which are then reconciled with the transfer agent’s official records. The shares themselves are issued, held, and transferred only by the Transfer Agent on the Fund’s official record of ownership; updates to the corresponding share-ownership data on the shadow recordkeeping layer may be recorded only between whitelisted, KYC-verified wallet addresses approved by the sub-transfer agent. “Freeze authority” is a control available under the Solana token program that allows the sub-transfer agent to freeze an individual wallet account, which prevents any further recordkeeping entries for that account until the sub-transfer agent unfreezes (or “thaws”) it. Freezing an account does not cancel, forfeit, or otherwise affect the shares the shareholder owns on the transfer agent’s official record, and it does not prevent the shareholder from redeeming shares directly with the Fund. The sub-transfer agent expects to exercise the freeze authority only in circumstances such as: sanctions screening, know-your-customer, or anti-money laundering ineligibility; suspected fraud or unauthorized account access; a lost or compromised wallet; a court order, regulatory directive, transfer agent instruction, or other legally valid restriction; a material reconciliation discrepancy that requires investigation; or another event specifically permitted under the sub-transfer agent’s compliance procedures.

The Fund’s mobile application (the “App”), CERES Coin, is available for download and use from the Apple App Store; the Android version is pending approval for distribution through Google Play. The Fund’s web portal (the “Web Portal”) has been developed and is currently operating in a user-acceptance testing environment and has not been deployed to production. When deployed, the Web Portal will be available to individual investors at https://investorportal.cerescoin.io/ and to business and institutional investors at https://businessapp.cerescoin.io/. Upon the creation of an account through the App or the Web Portal, the sub-transfer agent will create an account (with a whitelisted wallet address) for each investor, and they can track the balance of any Fund shares in their account through the App or Web Portal after the sub-transfer agent reconciles any shareholder activity with the transfer agent.

Strategy Portfolio Concentration [Text]	The Fund invests at least 99.5% of its total assets in Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash.